Summary of Significant Accounting Policies (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 17, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Excess federally insured amount		$ 5,755,000
Purchase price of shares purchased					$ 50,000
Proceeds from sale of marketable securities		10,207,429
Impairment of long-lived assets		9,173		$ 18,345	1,110,356
Other Liabilities, Current			$ 1,328,438	1,328,438
Contract liabilities		$ 1,270,000		$ 0
Expected dividend yield		0.00%		0.00%
Beneficial conversion feature				$ 2,500,000
Income tax examination, likelihood				The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution.
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Conversion price per shares				$ 0.75
Shares issued price per share				1.50
Intrinsic value price per shares				$ 0.75
Stockholder [Member].
Entity Listings [Line Items]
Non-controlling interest percentage		49.00%
Alternative Hospitality, Inc [Member]
Entity Listings [Line Items]
Equity interest		51.00%
Stock Purchase Agreement | ATG Holdings, LLC [Member]
Entity Listings [Line Items]
Number of common stock shares purchased	1,500,000,000
Purchase price of shares purchased	$ 200,000
Proceeds from sale of marketable securities	$ 9,857,429